Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Post Retirement Benefits

	12.31.2020	12.31.2019
Medical benefits plan Brazil	24.7	9.0
Medical benefits plan subsidiaries abroad	3.2	2.7

Post-retirement benefits	27.9	11.7